OPERATING SEGMENTS - Revenue and operating loss per segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING SEGMENTS
Total revenue	$ 19,085	$ 11,117	$ 8,509
Operating income (loss)	(24,272)	(16,348)	(13,934)
Subscriptions
OPERATING SEGMENTS
Total revenue	11,674	7,259	5,900
SaaS related professional services
OPERATING SEGMENTS
Total revenue	754	574	521
Transactional Platforms fees
OPERATING SEGMENTS
Total revenue	6,657	3,284	2,088
Solutions
OPERATING SEGMENTS
Total revenue	12,428	7,833	6,421
Operating income (loss)	2,261	(667)	(451)
Solutions | Subscriptions
OPERATING SEGMENTS
Total revenue	11,674	7,259	5,900
Solutions | SaaS related professional services
OPERATING SEGMENTS
Total revenue	754	574	521
Platform
OPERATING SEGMENTS
Total revenue	6,657	3,284	2,088
Operating income (loss)	(10,250)	(10,231)	(8,784)
Platform | Transactional Platforms fees
OPERATING SEGMENTS
Total revenue	6,657	3,284	2,088
Operating segments
OPERATING SEGMENTS
Total revenue		11,117	8,509
Operating segments | Solutions
OPERATING SEGMENTS
Total revenue	12,428	7,833	6,421
Operating segments | Platform
OPERATING SEGMENTS
Total revenue	6,657	3,284	2,088
Unallocated
OPERATING SEGMENTS
Operating income (loss)	$ (16,283)	$ (5,450)	$ (4,699)